BANK LOANS (Details) - ESG [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Short-term bank loans	$ 7,306,616	$ 7,248,583	$ 8,810,711
Interest rate	5.90%
Due date	Dec. 23, 2023
Agricultural Bank of China Funan Branch [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 827,164	$ 869,830	$ 944,005
Interest rate	3.70%	3.90%	3.85%
Due date	Apr. 10, 2024	Apr. 11, 2023	Mar. 29, 2022
Anhui Funan Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 1,930,049	$ 2,029,603	$ 1,573,341
Interest rate	5.90%	5.90%	5.22%
Due date	Dec. 23, 2023	Dec. 23, 2023	Nov. 29, 2022
Anhui Funan Rural Commercial Bank One [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 827,164	$ 1,449,717	$ 2,202,678
Interest rate	5.90%	7.48%	7.58%
Due date	Jan. 25, 2024	Mar. 29, 2023	Dec. 25, 2022
Anhui Funan Rural Commercial Bank Two [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 1,378,607	$ 869,830	$ 1,573,341
Interest rate	5.90%	5.90%	8.52%
Due date	Mar. 28, 2024	Jan. 25, 2023	Mar. 24, 2022
Funan Yinghuai Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 827,164	$ 869,830	$ 944,005
Interest rate	5.50%	5.20%	4.00%
Due date	Jun. 28, 2024	Jun. 15, 2023	Jun. 26, 2022
Bank of China Funan Branch [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 1,102,885	$ 1,159,773	$ 1,573,341
Interest rate	3.60%	3.85%	3.85%
Due date	Mar. 15, 2024	Mar. 15, 2023	Mar. 10, 2022
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 275,721
Interest rate	3.80%
Due date	Apr. 28, 2024
Industrial and Commercial Bank of China One [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 137,861
Interest rate	3.80%
Due date	May 28, 2024